Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
United States of America | U.S. Federal Government, U.S. Department of the Interior - Bureau of Land Management
Total			$ 351,938	$ 351,938
United States of America | State of Utah, Utah Trust Lands Administration
Total		$ 323,739	9,117	332,856
Canada | Ya'Thi Nene Lands & Resources, Athabasca Community Trust STF
Total			313,534	313,534
Australia | Queensland Government, Department of Natural Resources and Mines, Manufacturing, and Regional and Rural Development
Total			$ 134,266	134,266
Australia | Queensland Government, Queensland Revenue Office
Total	$ 132,346			$ 132,346